Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 02, 2023	Dec. 31, 2022	Sep. 30, 2021	Jul. 31, 2019	Sep. 30, 2018	Apr. 30, 2014
Long-Term Debt
Long-term debt	$ 963,005		$ 1,062,647
Less: current installments	101,010		371,906
Less: unamortized deferred loan issuance costs	2,050		2,119
Current portion of long-term debt	98,960		369,787
Amounts due after one year	861,995		690,741
Less: unamortized deferred loan issuance costs	4,166		4,140
Long-term debt, less current installments, and unamortized deferred loan issuance costs	857,829		686,601
$345 million loan facility
Long-Term Debt
Long-term debt	288,534		313,630
Debt instrument face amount	345,000		345,000	$ 345,000
$320 million loan facility
Long-Term Debt
Long-term debt			192,021
Debt instrument face amount	320,000		320,000			$ 320,000
$240 million loan facility
Long-Term Debt
Long-term debt	222,264
Debt instrument face amount	240,000	$ 240,000
$55 million revolving credit facility with DNB
Long-Term Debt
Long-term debt			55,000
Debt instrument face amount	55,000		55,000
Hilda Loan Facility
Long-Term Debt
Long-term debt	60,000		66,154
$172.5 million loan facility
Long-Term Debt
Long-term debt	10,370		31,739
Debt instrument face amount	172,500		172,500				$ 172,500
$192.1 million loan facility
Long-Term Debt
Long-term debt	153,702		162,808
Debt instrument face amount	192,100		192,100		$ 192,100
Revolving credit facilities
Long-Term Debt
Debt instrument face amount	25,000		25,000
Revolving credit facilities | NTT
Long-Term Debt
Long-term debt	25,000		25,000
Revolving credit facilities | Shinsei
Long-Term Debt
Long-term debt	25,000		25,000
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	79,070		84,247
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	$ 99,065		$ 107,048